Schedule H, Line 4i – Schedule of Assets (Acquired and Disposed of Within Year) (Details) - EBP 001	12 Months Ended
Dec. 31, 2025
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Entity tax identification number	68-0275553
Plan number	001